Note 12 – Subsequent Events	7 Months Ended	9 Months Ended	24 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Note 12 – Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statement was available to be issued. Based upon this review, except as noted above, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On October 25, 2022, the Company completed its Business Combination with Cardio Diagnostics, Inc.

In connection with the Business Combination, holders of 6,465,452 shares of common stock exercised their rights to redeem those shares for cash at an approximate price of $10.10 per share, for an aggregate redemption value of approximately $65.3 million, which was paid to such holders on the Closing Date.

As of the open of trading on October 26, 2022, the Company’s common stock and Public Warrants, formerly those of Mana, began trading on The Nasdaq Capital Market under the trading symbols “CDIO” and “CDIOW,” respectively.

Cardio Diagnostics [Member]
Note 12 – Subsequent Events

Note 12 – Subsequent Events

The Company evaluated its December 31, 2021 consolidated financial statements for subsequent events through May 4, 2022, the date the consolidated financial statements were available to be issued.

Amendment to Certificate of Incorporation

On April 22, 2022 the Company Amended its Certificate of Incorporation increasing the total number of shares of stock which the Company shall have authority to issue from two million three hundred thousand (2,300,000) shares of Common Stock with a par value of $0.0001 to ten million (10,000,000) shares of Common Stock with a par value of $0.0001.